Consolidated Balance Sheets - USD ($) $ in Millions		Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 24	$ 25	$ 4
Restricted cash		0	38	56
Trade accounts receivable from nonaffiliates - net		450	388	407
Trade accounts and other receivables from affiliates - net		146	118	118
Amounts receivable from members related to income taxes		107	136	180
Materials and supplies inventories - at average cost		91	82	73
Prepayments and other current assets		97	89	88
Total current assets		915	876	926
Restricted cash				16
Investments and other property		102	97	97
Property, plant and equipment - net		13,617	13,024	12,463
Goodwill		4,064	4,064	4,064
Regulatory assets - net		1,114
Other noncurrent assets		41	32	34
Total assets		19,853	19,287	19,029
Current liabilities:
Short-term borrowings		880	840	711
Trade accounts payable		205	150	202
Amounts payable to members related to income taxes		15	20	24
Accrued taxes other than amounts related to income		156	181	174
Accrued interest		69	82	93
Other current liabilities		139	144	156
Total current liabilities		1,788	1,458	1,999
Long-term debt, less amounts due currently		5,513	5,646	4,964
Liability in lieu of deferred income taxes		2,773	2,612	2,559
Employee benefit obligations and other		2,103	2,063	1,989
Total liabilities		12,177	11,779	11,511
Commitments and contingencies
Membership interests
Capital account - number of interests outstanding 2016, 2015, and 2014 - 635,000,000		7,787	7,621	7,625
Accumulated other comprehensive loss		(111)	(113)	(107)
Total membership interests		7,676	7,508	7,518
Total liabilities and membership interests		19,853	19,287	19,029
Oncor
Current assets:
Regulatory assets - net			1,184	1,321
Current liabilities:
Long-term debt due currently	[1]	324		500
Long-term debt, less amounts due currently	[1]	$ 5,513	5,646	4,924
Bondco [Member]
Current assets:
Restricted cash			38	56
Restricted cash				16
Regulatory assets - net			10	108
Current liabilities:
Long-term debt due currently	[2]		$ 41	139
Long-term debt, less amounts due currently	[2]			$ 40

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" below for additional information.
[2]	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.